LEASES - Maturities of lease liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Operating leases- ASU842
2023	¥ 21,356
2024	17,505
2025	16,601
2026	3,022
Total lease payments	58,484
Less: interest	(3,569)
Total	54,915
Less: current portion	(15,299)	$ (2,218)	¥ (27,584)
Non-current portion	¥ 39,616	$ 5,744	¥ 123,804